Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

15.  Leases

a)   Right-of-use assets

Lease information with the Bank as lessee is as follows:

	Branch	IT	Furniture
	offices	equipment	and vehicles	Total
Balances at January 1, 2019	6,691	12	31	6,734
Remeasurement in the right-of-use asset	(684)	—	—	(684)
Additions in right-of-use assets	957	—	—	957
Depreciation	(1,381)	(3)	(12)	(1,396)
Balances at December 31, 2019	5,583	9	19	5,611

b)   Lease liabilities

Following is an analysis of activity in lease liabilities as of December 31, 2019:

Amount

Balances at January 1, 2019	6,734
Interest expense	729
New contracts	957
Remeasurement on leases liabilities	(684)
Payments	(1,817)
Balances at December 31, 2019	5,919

The following table sets out a maturity analysis of lease payments:

December 31, 2019
Maturity analysis - contractual undiscounted cash flows
Less than one year	1,722
One to three years	2,765
Three to five years	1,536
More than five years	2,371
Total undiscounted lease liabilities at December 31, 2019	8,394
Lease liabilities at December 31, 2019	5,919

Current	1,374
Long-term	4,545

c)   Leaseback

In the second quarter of 2012, the Bank entered into an agreement with a non-related party, Fibra Uno, S.A. de C.V. (hereinafter, Fibra Uno) regarding the sale of 220 properties (branches, offices and parking spaces) and the subsequent leaseback thereof for a term of 20 years.

The corresponding lease contract, is non-cancellable and includes an option to renew up to an additional four consecutive periods of five years each with a market rate to be determined on the date of the renewal. The lease agreement includes rent adjustments based on the INPC and does not contain volume-based or leveraged contingent rent payment clauses or purchase options, or impose any restrictions on the Bank’s ability to pay dividends, engage in debt financing transactions or enter into further lease agreements. Because this was a sale and operating leaseback under IAS 17, at the date of initial application of IFRS 16 the Bank accounts for the leaseback in the same way as it accounts for its leases of other operating lease contracts.

d)   Additional information:

Amounts recognized in the consolidated income statement	December 31, 2019
Interest on lease liabilities	729
Expense relating to short-term leases	80
Expense relating to leases of low-value assets that are not shown above as short-term leases	—
Expense relating to variable lease payments not included in lease liabilities	—